COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

225 Franklin Street

Boston, MA 02110

May 1, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Mr. Mark Cowan
Document Control - EDGAR

RE:	Columbia Funds Variable Insurance Trust I (the “Registrant”)
Columbia Variable Portfolio - Marsico 21st Century Fund,
Columbia Variable Portfolio - Marsico Focused Equities Fund,
Columbia Variable Portfolio - Marsico Growth Fund and
Columbia Variable Portfolio - Marsico International Opportunities Fund
Post-Effective Amendment No. 37
File No. 333-40265; 811-08481

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 37 (Amendment). This Amendment was filed electronically on April 28, 2014.

If you have any questions regarding this filing, please contact the undersigned at 617-385-9536 or Andrew S. Kirn at 612-678-9052.

Sincerely,

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Assistant Secretary
Columbia Funds Variable Insurance Trust I